Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2020
Basis of financial statements:
Increase (decrease) to net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ (16,600)	¥ 60,640	¥ (157,320)
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses				10.00%
Financing receivable, allowance for credit loss	1,272,898	1,470,701	1,348,391	¥ 1,272,898	¥ 809,540
Equity, including portion attributable to noncontrolling interest	(16,466,167)	(16,296,522)	(16,244,554)	(16,466,167)
Unappropriated retained earnings
Summary of significant accounting policies:
Equity, including portion attributable to noncontrolling interest	(8,169,710)	(8,172,646)	(8,589,900)	(8,169,710)	(8,079,530)
Revision of Prior Period, Accounting Standards Update, Adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments | Unappropriated retained earnings
Summary of significant accounting policies:
Equity, including portion attributable to noncontrolling interest	0	0	285,838	¥ 0
Minimum
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position				50.00%
Commercial
Summary of significant accounting policies:
Financing receivable, allowance for credit loss	719,589	934,086	734,577	¥ 719,589	482,275
Commercial | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Commercial | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Commercial | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				1 month
Card
Summary of significant accounting policies:
Financing receivable, allowance for credit loss	42,469	40,768	44,217	¥ 42,469	35,180
Card | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Card | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
MUAH
Summary of significant accounting policies:
Financing receivable, allowance for credit loss	3,428	30,365	131,755	¥ 3,428	58,995
MUAH | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Krungsri
Summary of significant accounting policies:
Financing receivable, allowance for credit loss	358,031	322,386	293,396	¥ 358,031	169,626
Krungsri | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Residential
Summary of significant accounting policies:
Financing receivable, allowance for credit loss	¥ 59,747	¥ 69,887	¥ 82,893	¥ 59,747	¥ 34,746
Residential | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Residential | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Residential | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				6 months